BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Schedule of indices and coefficients used to prepare the consolidated financial statements

Date	Index	Adjustment Coefficient	Three years compound inflation rates

31 December 2022	1,128.45	1.000	156%
31 December 2021	686.95	1.643	74%
31 December 2020	504.81	2.235	54%

Schedule of subsidiaries included in the scope of consolidation and ownership interests

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3    Basis of consolidation (Continued)

The table below sets out the subsidiaries included in the scope of consolidation and shows the Group’s ownership interests at 31 December 2022, 2021 and 2020:

Subsidiaries	2022	2021	2020

Evimiz (*)	—	—	100.00%
Altıncı Cadde (*)	—	—	100.00%
D-Ödeme	100.00%	100.00%	100.00%
D-Fast	100.00%	100.00%	100.00%
Hepsi Finansal	100.00%	100.00%	—
Doruk Finansman	100.00%	—	—
(*)

The operations of Evimiz and Altıncı Cadde ceased on 4 September 2018 and 11 October 2019, respectively. Evimiz and Altıncı Cadde do not represent a material separate major line of business of the Group, consequently, they were not classified as discontinued operations as of 31 December 2020 and 2019. Altıncı Cadde and Evimiz companies have been merged under D-Fast on 27 August 2021.

Schedule of useful lives of property and equipment

Furniture and fixtures	5–10 years
Leasehold improvements	5 years
Motor vehicles	5 years

Schedule of useful lives of right of use assets

Useful lives

Buildings	2 – 5 years
Furniture and fixtures	4 – 5 years
Software and rights	3 – 15 years
Other	2 – 3 years